DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN - Business Combination Agreement (Details) - Business combination agreement - CIK 0001844840 Artisan Acquisition Corp	Sep. 15, 2021 USD ($) $ / shares shares
Business Combination Agreement
Aggregate equity interest | $	$ 1,150,000,000
PubCo
Business Combination Agreement
Conversion ratio of Class A and Class B shares held by Sponsor into PubCo Class A shares in a business combination	1
Conversion ratio of warrants held by Sponsor into PubCo warrants in a business combination	1
Exchange price per share | $ / shares	$ 10